Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of December 31,
	2016	2017
	(In thousands)
Cash and cash equivalents:
Cash	$364,766	$1,000,953

Short-term investments:
Bank time deposits	31,188	791,730

Total cash, cash equivalents and short-term investments	$395,954	$1,792,683